EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are shares of mutual funds and common collective trust funds managed by the Trustee and meet certain applicable requirements, which, therefore allow these transactions to qualify as exempt party-in-interest transactions. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund.

The Plan has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to Participants' to be allocated as additional earnings. For the year ended December 31, 2025, revenue sharing income was $21,760.

At December 31, 2025 and 2024, the Plan held 368,815 and 362,414 shares, respectively, of Fossil Group, Inc. Common Stock (“Common Stock”), the sponsoring employer.  There were no dividends earned during 2025 on the Common Stock.